Trade and Other Receivables - Schedule of Current Trade and Other Receivables (Detail) - Net carrying amount [member] - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Trade and Other Receivables [line items]
Trade receivables and accrued income	$ 3,465	$ 4,046
Interest receivable	6	21
Tax receivable, other than income tax	618	821
Loans to customers	105	119
Prepaid expenses	420	563
Other receivables	663	616
Current trade and other receivable	$ 5,276	$ 6,187